Combined and Consolidated Statements of Operations ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenue:
Workspace membership revenue		¥ 376,642	$ 59,103	¥ 422,984	¥ 557,994
Marketing and branding service revenue (including services provided to a related party of RMB117,796, RMB77,046 and RMB45,528 for the years ended December 31, 2019, 2020 and 2021)		463,475	72,729	317,461	534,826
Other service revenue (including services provided to related parties of RMB12,116, RMB19,955 and RMB25,928 for the years ended December 31, 2019, 2020 and 2021)		217,391	34,113	136,692	74,538
Total revenue		1,057,508	165,945	877,137	1,167,358
Cost of revenue:
Workspace membership (including services provided by related parties of RMB22,336, RMB12,564 and RMB3,490 for the years ended December 31, 2019, 2020 and 2021)		(508,121)	(79,735)	(557,102)	(814,002)
Marketing and branding service (including services provided by related parties of RMB57,444, RMB11,504 and RMB14,495 for the years ended December 31, 2019, 2020 and 2021)		(444,717)	(69,786)	(297,893)	(485,473)
Other services		(181,222)	(28,438)	(113,074)	(69,917)
Total cost of revenue		(1,134,060)	(177,959)	(968,069)	(1,369,392)
Operating expenses:
Impairment loss on long-lived assets		(114,485)	(17,965)	(36,505)	(52,030)
Impairment loss on goodwill		(1,504,525)	(236,093)
Pre-opening expenses					(15,124)
Sales and marketing expenses		(61,670)	(9,677)	(47,061)	(75,841)
General and administrative expenses		(376,417)	(59,068)	(320,202)	(181,582)
Remeasurement gain of previously held equity interests in connection with step acquisitions					386
Change in fair value of warrant liability		6,837	1,073
Change in fair value of liabilities to be settled in shares					(179,475)
Loss from operations		(2,126,812)	(333,744)	(494,700)	(705,700)
Interest expense, net		(3,262)	(512)	(12,863)	(10,402)
Subsidy income		7,352	1,154	13,931	16,782
Impairment loss on long-term investments		(1,371)	(215)	(10,060)	(37,453)
Gain on disposal of long-term investments				8,561
Loss on disposal of subsidiaries		(14,978)	(2,350)	(39,703)
Other (expense)/income, net		(19,260)	(3,022)	30,393	(63,480)
Loss before income taxes and loss from equity method investments		(2,158,331)	(338,689)	(504,441)	(800,253)
Provision for income taxes		(4,479)	(703)	(2,864)	(4,872)
Loss from equity method investments		(27)	(4)	(639)	(1,548)
Net loss		(2,162,837)	(339,396)	(507,944)	(806,673)
Less: Net loss attributable to noncontrolling interests		(166,424)	(26,116)	(19,452)	(15,523)
Net loss attributable to Ucommune International Ltd.		¥ (1,996,413)	$ (313,280)	¥ (488,492)	¥ (791,150)
Net loss per share attributable to ordinary shareholders of Ucommune International Ltd.(i)
– Basic and diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (462.88)	$ (72.64)	¥ (149.98)	¥ (316)
Weighted average shares used in calculating net loss per share(i)
– Basic and diluted (in Shares)	[1]	4,313,064	4,313,064	3,257,088	2,503,708

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1(a). Further, the ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022 (Note 26).